Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Service Type and Contract Type
Southwest’s operating revenues included on the Consolidated Statements of Income of both the Company and Southwest include revenue from contracts with customers, which is shown below disaggregated by customer type, in addition to other categories of revenue:

	December 31,
(Thousands of dollars)	2022	2021	2020
Residential	$1,324,794	$1,035,612	$958,520
Small commercial	378,520	270,214	221,541
Large commercial	85,234	57,371	44,633
Industrial/other	50,894	42,313	26,242
Transportation	100,642	92,240	88,215
Revenue from contracts with customers	1,940,084	1,497,750	1,339,151
Alternative revenue program revenues (deferrals)	(18,478)	13,181	12,140
Other revenues (a)	13,463	10,859	(706)
Total Regulated operations revenues	$1,935,069	$1,521,790	$1,350,585
(a) Amounts include late fees and other miscellaneous revenues, and may also include the impact of certain regulatory mechanisms, such as cost-of-service components in current customer rates that are expected to be returned to customers in future periods. Also includes the impacts of a temporary pandemic-period moratorium on late fees and disconnection for nonpayment during the majority of 2020 and part of 2021; 2020 also includes amounts related to tax reform savings reserves/adjustments.
The following tables display Centuri’s revenue from contracts with customers disaggregated by service type and contract type:

	December 31,
(Thousands of dollars)	2022	2021	2020
Service Types:
Gas infrastructure services	$1,531,818	$1,302,340	$1,261,160
Electric power infrastructure services	778,124	525,202	411,826
Other	450,385	331,119	275,302
Total Utility infrastructure services revenues	$2,760,327	$2,158,661	$1,948,288

	December 31,
(Thousands of dollars)	2022	2021	2020
Contract Types:
Master services agreement	$2,342,220	$1,652,978	$1,490,009
Bid contract	418,107	505,683	458,279
Total Utility infrastructure services revenues	$2,760,327	$2,158,661	$1,948,288

Unit-price contracts	$1,608,131	$1,369,082	$1,356,640
Fixed-price contracts	498,039	267,742	157,701
Time and materials contracts	654,157	521,837	433,947
Total Utility infrastructure services revenues	$2,760,327	$2,158,661	$1,948,288
MountainWest Regulated operations revenues on the Consolidated Statements of Income of the Company include revenue from contracts with customers, which is shown below, disaggregated by categories of sales and service activities.

(Thousands of dollars)	December 31, 2022
Regulated gas transportation and storage revenues	$248,304
NGL revenues	5,983
Other revenues	10,152
Revenue from contracts with customers	264,439
Other revenues	174
Total Regulated operations revenues	$264,613

Summary of Information about Receivables, Revenue Earned on Contracts in Progress in Excess of Billings, Which are Included Within Accounts Receivable, Net of Allowances, and Amounts Billed in Excess of Revenue Earned on Contracts	The following table provides information about contracts receivable and revenue earned on contracts in progress in excess of billings (contract assets), both of which are included within Accounts receivable, net of allowances, and provides information about amounts billed in excess of revenue earned on contracts (contract liabilities), which are included in Other current liabilities as of December 31, 2022 and 2021 on the Company’s Consolidated Balance Sheets:

	December 31,
(Thousands of dollars)	2022	2021
Contracts receivable, net	$394,022	$296,005
Revenue earned on contracts in progress in excess of billings	238,059	214,774
Amounts billed in excess of revenue earned on contracts	35,769	11,860

Schedule of Utility Infrastructure Services Contracts Receivable
Utility infrastructure services contracts receivable consists of the following:

	December 31,
(Thousands of dollars)	2022	2021
Billed on completed contracts and contracts in progress	$395,771	$292,770
Other receivables	2,569	3,492
Contracts receivable, gross	398,340	296,262
Allowance for doubtful accounts	(4,318)	(257)
Contracts receivable, net	$394,022	$296,005